Note 21 - Changes in Equity (Details Textual) - BRL (R$) R$ in Millions										12 Months Ended
	Jan. 18, 2018	Dec. 28, 2017	[1]	Dec. 01, 2017	Dec. 29, 2016	Feb. 29, 2016	[2]	Dec. 30, 2015	Jun. 29, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Adjustments for share-based payments										R$ 209.3	R$ 170.3	R$ 197.1
Investment reserve limit percentage of net income										60.00%	60.00%	60.00%
Statutory reserve limit percentage of net income										5.00%	5.00%	5.00%
Statutory reserve limit of capital stock										20.00%	20.00%	20.00%
Statutory reserve supplementation cutoff percentage related to capital stock										30.00%	30.00%	30.00%
Dividends recognised as distributions to owners		R$ 4,869.7			R$ 3,454.2	R$ 2,039.2		R$ 2,352.7	R$ 1,570.6	R$ 4,044.0	R$ 6,007.3	R$ 2,612.8
Other comprehensive income, net of tax, gains (losses) on revaluation										124.6	(129.6)	R$ (24.5)
Total financial liabilities										22,036.6	24,423.9
Cervecería Nacional Dominicana S.A. [member] | E. León Jimenes S.A. [member]
Statement Line Items [Line Items]
Percentage of ownership acquired through the partial exercise of a put option				30.00%
Cervecería Nacional Dominicana S.A. [member] | E. León Jimenes S.A. [member] | Partial exercise of put option for further ownership of subsidiary [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	85.00%
Put options [member] | Cervecería Nacional Dominicana S.A. [member] | E. León Jimenes S.A. [member]
Statement Line Items [Line Items]
Total financial liabilities										5,520.2	4,878.5
Put options [member] | Sucos do Bem [member]
Statement Line Items [Line Items]
Total financial liabilities										132.0	127.7
Put options [member] | Tropical Juice [member]
Statement Line Items [Line Items]
Total financial liabilities										23.0	R$ 23.4
Ambev Private Pension Institute of the defined benefits plan [member]
Statement Line Items [Line Items]
Other comprehensive income, net of tax, gains (losses) on revaluation										R$ 158.5
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Dividend percentage of net income										114.00%	72.00%	74.00%
Dividends recognised as distributions to owners										R$ 3,770.1
Top of range [member] | Country of domicile [member]
Statement Line Items [Line Items]
Dividend percentage of net income										40.00%	40.00%	40.00%

[1]	R$3,770.1 of these interest on shareholder's equity refer to the total amount approved for distribution in the period, and were accrued in investments reserves.
[2]	These dividends refer to the total amount approved for distribution in the period, and were accrued in investments reserves.